Servicing Activities and Mortgage Servicing Rights Loan Servicing Income (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Servicing Activities and Mortgage Servicing Rights [Abstract]
Contractually specified servicing fees, net	$ 149,237	$ 135,817	$ 149,065
Other ancillary fees	37,034	37,014	38,233
Subservicing Income	2,488	2,433	2,141
Loan servicing fee income	$ 188,759	$ 175,264	$ 189,439